Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 43.0%
Aerospace & Defense - 1.2%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$140,167
3.45%, 11/1/28	100,000	90,188
L3Harris Technologies, Inc., 5.60%, 7/31/53	$25,000	23,367
Lockheed Martin Corp., 5.25%, 1/15/33	100,000	98,806
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	42,937
RTX Corp.
3.95%, 8/16/25	275,000	266,105
4.05%, 5/4/47	50,000	37,146
		698,716
Agriculture - 0.5%
BAT Capital Corp.
2.26%, 3/25/28	75,000	63,420
4.76%, 9/6/49	25,000	17,708
Cargill, Inc., 4.75%, 4/24/33(a)	125,000	117,949
Philip Morris International, Inc.
5.63%, 11/17/29	25,000	24,740
5.75%, 11/17/32	50,000	48,796
		272,613
Auto Manufacturers - 0.6%
General Motors Co., 4.00%, 4/1/25	50,000	48,405
General Motors Financial Co., Inc.
4.30%, 7/13/25	125,000	120,671
1.50%, 6/10/26	125,000	110,473
2.35%, 1/8/31	125,000	94,573
		374,122
Banks - 11.7%
Banco Santander SA, 2.75%, 5/28/25	200,000	188,360
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27(b)	210,000	205,288
4.18%, 11/25/27	25,000	23,242
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28(b)	108,000	97,214
5.20%, (SOFR + 1.63%), 4/25/29(b)	190,000	183,225
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29(b)	125,000	115,266
2.50%, (3 Month Term SOFR + 1.25%), 2/13/31(b)	25,000	20,041
2.59%, (SOFR + 2.15%), 4/29/31(b)	75,000	60,327
1.90%, (SOFR + 1.53%), 7/23/31(b)	100,000	76,000
2.65%, (SOFR + 1.22%), 3/11/32(b)	100,000	78,723
2.97%, (SOFR + 1.33%), 2/4/33(b)	50,000	39,441
4.57%, (SOFR + 1.83%), 4/27/33(b)	50,000	44,402
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(b)	75,000	54,590
6.11%, 1/29/37	100,000	98,681
	Shares/ Principal	Fair Value

Banks (continued)
Bank of New York Mellon Corp. (The)
4.60%, (SOFR + 1.76%), 7/26/30(b)	$15,000	$14,121
5.83%, (SOFRINDX + 2.07%), 10/25/33(b)	25,000	24,577
Barclays PLC, 2.85%, (SOFR + 2.71%), 5/7/26(b)	200,000	188,682
BNP Paribas SA
3.38%, 1/9/25(a)	252,000	243,208
1.32%, (SOFR + 1.00%), 1/13/27(a),(b)	225,000	201,510
Citigroup, Inc.
4.60%, 3/9/26	75,000	72,416
3.40%, 5/1/26	200,000	187,903
4.45%, 9/29/27	125,000	117,430
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28(b)	50,000	45,871
2.98%, (SOFR + 1.42%), 11/5/30(b)	100,000	83,745
3.06%, (SOFR + 1.35%), 1/25/33(b)	50,000	39,537
Comerica Bank, 2.50%, 7/23/24	300,000	287,108
Fifth Third Bancorp, 2.38%, 1/28/25	85,000	80,709
HSBC Holdings PLC, 1.65%, (SOFR + 1.54%), 4/18/26(b)	225,000	209,149
Huntington Bancshares, Inc., 4.00%, 5/15/25	150,000	143,599
ING Groep NV, 4.63%, 1/6/26(a)	225,000	218,082
JPMorgan Chase & Co.
4.02%, (3 Month Term SOFR + 1.26%), 12/5/24(b)	125,000	124,446
2.30%, (SOFR + 1.16%), 10/15/25(b)	150,000	143,876
3.30%, 4/1/26	225,000	212,522
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27(b)	175,000	167,291
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29(b)	125,000	113,398
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31(b)	25,000	20,545
2.96%, (SOFR + 1.26%), 1/25/33(b)	150,000	119,469
4.59%, (SOFR + 1.80%), 4/26/33(b)	21,000	18,918
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34(b)	90,000	77,841
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27(a),(b)	75,000	67,105
Morgan Stanley
2.72%, (SOFR + 1.15%), 7/22/25(b)	75,000	72,788
3.63%, 1/20/27	200,000	186,715
5.05%, (SOFR + 1.30%), 1/28/27(b)	263,000	257,829
3.95%, 4/23/27	30,000	27,879
5.16%, (SOFR + 1.59%), 4/20/29(b)	155,000	149,282

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Banks (continued)
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30(b)	$50,000	$46,278
2.70%, (SOFR + 1.14%), 1/22/31(b)	75,000	61,337
1.79%, (SOFR + 1.03%), 2/13/32(b)	125,000	92,615
2.48%, (SOFR + 1.36%), 9/16/36(b)	125,000	90,812
Toronto-Dominion Bank (The), 4.46%, 6/8/32	125,000	112,131
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27(b)	25,000	24,732
UBS Group AG, 4.55%, 4/17/26	255,000	244,949
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29(b)	70,000	68,210
5.85%, 10/21/33	50,000	47,347
Wells Fargo & Co.
3.75%, 1/24/24	55,000	54,602
3.55%, 9/29/25	125,000	119,492
3.00%, 10/23/26	325,000	298,388
4.30%, 7/22/27	100,000	94,322
4.15%, 1/24/29	25,000	22,990
4.90%, (SOFR + 2.10%), 7/25/33(b)	111,000	100,474
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34(b)	75,000	64,785
		6,745,815
Beverages - 1.3%
Anheuser-Busch Cos., LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	300,000	275,045
4.90%, 2/1/46	108,000	95,159
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	25,000	30,545
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	91,998
3.15%, 8/1/29	125,000	109,540
2.25%, 8/1/31	50,000	39,020
4.75%, 5/9/32	39,000	36,144
Keurig Dr Pepper, Inc.
3.80%, 5/1/50	25,000	17,744
4.50%, 4/15/52	75,000	59,137
		754,332
Biotechnology - 0.8%
Amgen, Inc.
3.13%, 5/1/25	175,000	168,089
5.25%, 3/2/30	130,000	127,025
4.20%, 3/1/33	75,000	66,699
5.25%, 3/2/33	108,000	103,262
		465,075
Building Materials - 0.1%
Carrier Global Corp., 2.72%, 2/15/30	75,000	62,574
	Shares/ Principal	Fair Value

Building Materials (continued)
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 4.90%, 12/1/32	$25,000	$23,865
		86,439
Chemicals - 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(a)	100,000	83,068
Commercial Services - 0.8%
Emory University, 2.14%, 9/1/30	160,000	130,486
Global Payments, Inc., 2.65%, 2/15/25	75,000	71,462
PayPal Holdings, Inc., 1.65%, 6/1/25	225,000	210,555
S&P Global, Inc., 2.95%, 1/22/27	50,000	46,322
		458,825
Computers - 0.8%
Apple, Inc., 3.25%, 2/23/26	175,000	167,242
Dell International LLC / EMC Corp.
5.85%, 7/15/25	18,000	17,978
5.30%, 10/1/29	25,000	24,253
Hewlett Packard Enterprise Co., 4.45%, 10/2/23	225,000	225,000
		434,473
Cosmetics/Personal Care - 0.1%
Colgate-Palmolive Co., 3.25%, 8/15/32	75,000	65,489
Diversified Financial Services - 3.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.88%, 1/16/24	175,000	174,300
2.45%, 10/29/26	225,000	201,586
Air Lease Corp.
2.30%, 2/1/25	175,000	165,776
3.38%, 7/1/25	100,000	95,007
2.88%, 1/15/26	75,000	69,843
3.75%, 6/1/26	175,000	164,980
Ally Financial, Inc., 2.20%, 11/2/28	100,000	79,026
American Express Co.
2.50%, 7/30/24	35,000	34,039
3.63%, 12/5/24	175,000	170,329
Aviation Capital Group LLC, 1.95%, 1/30/26(a)	75,000	67,436
Avolon Holdings Funding Ltd.
3.95%, 7/1/24(a)	75,000	73,410
2.88%, 2/15/25(a)	150,000	141,623
4.25%, 4/15/26(a)	25,000	23,502
Capital One Financial Corp., 3.30%, 10/30/24	65,000	62,927
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	121,115
Intercontinental Exchange, Inc., 3.00%, 6/15/50	50,000	30,813
Nasdaq, Inc., 3.25%, 4/28/50	25,000	15,602

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Visa, Inc., 3.15%, 12/14/25	$100,000	$95,544
		1,786,858
Electric - 2.4%
Ameren Corp., 3.50%, 1/15/31	25,000	21,465
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	40,183
Avangrid, Inc., 3.20%, 4/15/25	50,000	47,803
Berkshire Hathaway Energy Co., 6.13%, 4/1/36	74,000	74,372
Dominion Energy, Inc.
3.07%, 8/15/24(c)	175,000	170,361
3.38%, 4/1/30	50,000	43,022
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	18,361
Duquesne Light Holdings, Inc., 2.53%, 10/1/30(a)	100,000	77,784
Entergy Corp., 2.95%, 9/1/26	175,000	161,779
Exelon Corp., 4.05%, 4/15/30	50,000	45,010
FirstEnergy Corp.
2.65%, 3/1/30	150,000	122,250
2.25%, 9/1/30	50,000	38,848
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	67,700
NRG Energy, Inc., 3.75%, 6/15/24(a)	150,000	146,882
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	21,381
2.50%, 2/1/31	50,000	38,048
3.30%, 8/1/40	25,000	16,000
3.50%, 8/1/50	50,000	29,762
Sempra, 3.40%, 2/1/28	125,000	113,787
Southern California Edison Co., 4.20%, 3/1/29	100,000	93,096
		1,387,894
Engineering & Construction - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	180,887
Entertainment - 0.5%
Warnermedia Holdings, Inc.
4.05%, 3/15/29	200,000	178,596
4.28%, 3/15/32	125,000	106,119
		284,715
Environmental Control - 0.6%
Republic Services, Inc.
2.50%, 8/15/24	150,000	145,685
4.88%, 4/1/29	50,000	48,598
Veralto Corp., 5.45%, 9/18/33(a)	75,000	72,622
Waste Connections, Inc., 4.20%, 1/15/33	42,000	37,519
	Shares/ Principal	Fair Value

Environmental Control (continued)
Waste Management, Inc., 4.15%, 4/15/32	$50,000	$45,525
		349,949
Food - 0.2%
Mars, Inc., 2.70%, 4/1/25(a)	50,000	47,913
Sysco Corp.
4.45%, 3/15/48	25,000	19,382
6.60%, 4/1/50	25,000	25,960
		93,255
Gas - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	21,789
Healthcare-Products - 0.4%
DH Europe Finance II SARL, 2.20%, 11/15/24	125,000	120,175
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	60,839
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	25,000	21,160
		202,174
Healthcare-Services - 1.8%
Adventist Health System, 2.95%, 3/1/29	25,000	21,622
Banner Health, 2.34%, 1/1/30	145,000	119,948
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	38,835
CommonSpirit Health
3.91%, 10/1/50	110,000	77,938
6.46%, 11/1/52	105,000	109,279
Humana, Inc., 5.50%, 3/15/53	8,000	7,263
Rush Obligated Group, 3.92%, 11/15/29	60,000	54,988
Stanford Health Care, 3.31%, 8/15/30	35,000	30,624
Sutter Health
2.29%, 8/15/30	25,000	20,174
4.09%, 8/15/48	225,000	168,646
UnitedHealth Group, Inc.
5.30%, 2/15/30	175,000	173,993
5.35%, 2/15/33	125,000	123,698
5.88%, 2/15/53	50,000	50,128
5.05%, 4/15/53	75,000	67,039
		1,064,175
Home Builders - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	43,352
Insurance - 0.7%
AIA Group Ltd., 3.20%, 3/11/25(a)	200,000	193,203
New York Life Insurance Co., 3.75%, 5/15/50(a)	50,000	34,481
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	69,427
2.13%, 6/15/30	100,000	79,538

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Insurance (continued)
Willis North America, Inc., 2.95%, 9/15/29	$50,000	$42,626
		419,275
Internet - 0.2%
Amazon.com, Inc., 3.10%, 5/12/51	50,000	32,959
Expedia Group, Inc., 2.95%, 3/15/31	14,000	11,282
Meta Platforms, Inc., 3.85%, 8/15/32	66,000	58,580
		102,821
Iron & Steel - 0.0%†
Steel Dynamics, Inc., 2.40%, 6/15/25	30,000	28,190

Lodging - 0.2%
Marriott International, Inc.
4.90%, 4/15/29	50,000	47,682
2.85%, 4/15/31	100,000	80,630
		128,312
Machinery-Diversified - 0.1%
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	43,546
Media - 0.7%
Comcast Corp.
3.95%, 10/15/25	125,000	121,289
3.75%, 4/1/40	25,000	19,355
Fox Corp., 4.03%, 1/25/24	75,000	74,466
Walt Disney Co. (The), 3.70%, 9/15/24	200,000	196,176
		411,286
Mining - 0.7%
Glencore Funding LLC, 4.63%, 4/29/24(a)	250,000	247,543
Newcrest Finance Pty Ltd., 3.25%, 5/13/30(a)	25,000	21,262
Newmont Corp., 2.25%, 10/1/30	150,000	119,456
		388,261
Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.15%, 3/15/33	75,000	67,819
General Electric Co., 6.75%, 3/15/32	50,000	54,218
		122,037
Oil & Gas - 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	47,793
Marathon Petroleum Corp.
3.63%, 9/15/24	50,000	48,878
3.80%, 4/1/28	25,000	22,987
Phillips 66
3.85%, 4/9/25	25,000	24,317
3.90%, 3/15/28	150,000	140,324
		284,299
Pharmaceuticals - 1.0%
AbbVie, Inc.
4.05%, 11/21/39	125,000	102,219
4.88%, 11/14/48	25,000	21,828
	Shares/ Principal	Fair Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 2.95%, 3/15/32	$50,000	$41,756
Cigna Group (The), 4.80%, 8/15/38	75,000	66,061
CVS Health Corp.
2.63%, 8/15/24	30,000	29,164
4.78%, 3/25/38	200,000	172,238
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	150,000	142,107
		575,373
Pipelines - 2.2%
Enbridge, Inc., 5.70%, 3/8/33	55,000	52,704
Energy Transfer LP
2.90%, 5/15/25	100,000	95,009
5.25%, 4/15/29	100,000	95,926
5.30%, 4/15/47	25,000	20,290
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(d)	186,624	143,638
MPLX LP
4.80%, 2/15/29	50,000	47,439
2.65%, 8/15/30	125,000	100,966
4.50%, 4/15/38	75,000	60,808
Sabine Pass Liquefaction LLC
5.63%, 3/1/25	275,000	273,284
5.00%, 3/15/27	100,000	97,025
Targa Resources Corp., 4.20%, 2/1/33	40,000	34,023
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	168,626
5.65%, 3/15/33	75,000	72,491
		1,262,229
REITS - 2.6%
Agree LP, 4.80%, 10/1/32	110,000	97,492
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	47,206
2.38%, 7/15/31	30,000	22,884
American Tower Corp.
3.38%, 5/15/24	200,000	196,791
2.40%, 3/15/25	125,000	118,521
Camden Property Trust, 2.80%, 5/15/30	75,000	63,539
Crown Castle, Inc., 3.65%, 9/1/27	75,000	68,857
CubeSmart LP, 2.50%, 2/15/32	50,000	38,132
Essex Portfolio LP, 3.00%, 1/15/30	75,000	62,333
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	32,291
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	41,845
Kilroy Realty LP, 4.75%, 12/15/28	79,000	71,726
NNN REIT, Inc., 3.90%, 6/15/24	45,000	44,307
Prologis LP, 4.63%, 1/15/33	75,000	69,419
Realty Income Corp., 4.88%, 6/1/26	75,000	73,610

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

REITS (continued)
Regency Centers LP, 2.95%, 9/15/29	$125,000	$106,413
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	100,000	98,719
Spirit Realty LP, 3.40%, 1/15/30	100,000	83,746
UDR, Inc., 2.10%, 8/1/32	25,000	18,033
WP Carey, Inc.
4.60%, 4/1/24	25,000	24,750
4.00%, 2/1/25	30,000	29,174
3.85%, 7/15/29	75,000	66,311
2.40%, 2/1/31	25,000	19,369
		1,495,468
Retail - 1.6%
7-Eleven, Inc., 1.30%, 2/10/28(a)	100,000	83,587
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27(a)	50,000	46,266
AutoNation, Inc., 1.95%, 8/1/28	25,000	20,367
Dollar Tree, Inc., 4.00%, 5/15/25	75,000	72,598
Home Depot, Inc. (The), 3.25%, 4/15/32	25,000	21,481
Lowe’s Cos., Inc.
1.70%, 9/15/28	75,000	62,628
3.75%, 4/1/32	225,000	194,885
5.00%, 4/15/33	75,000	70,611
4.25%, 4/1/52	50,000	37,100
McDonald’s Corp.
4.60%, 9/9/32	59,000	55,522
4.45%, 9/1/48	25,000	20,455
Starbucks Corp.
3.80%, 8/15/25	150,000	145,231
4.00%, 11/15/28	75,000	70,525
3.00%, 2/14/32	51,000	42,211
		943,467
Semiconductors - 1.1%
Broadcom, Inc.
4.15%, 4/15/32(a)	53,000	46,021
3.42%, 4/15/33(a)	150,000	120,024
3.47%, 4/15/34(a)	165,000	129,632
Intel Corp., 5.20%, 2/10/33	100,000	96,897
Micron Technology, Inc., 2.70%, 4/15/32	50,000	38,191
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	42,766
2.50%, 5/11/31	125,000	97,621
2.65%, 2/15/32	75,000	57,970
		629,122
Software - 1.6%
Fiserv, Inc.
2.75%, 7/1/24	150,000	146,388
4.20%, 10/1/28	100,000	93,781
	Shares/ Principal	Fair Value

Software (continued)
Oracle Corp.
4.50%, 5/6/28	$75,000	$71,484
2.95%, 4/1/30	25,000	21,042
4.65%, 5/6/30	100,000	93,483
2.88%, 3/25/31	225,000	183,958
4.90%, 2/6/33	91,000	83,967
3.60%, 4/1/40	25,000	18,059
6.90%, 11/9/52	100,000	103,081
VMware, Inc.
1.80%, 8/15/28	25,000	20,750
2.20%, 8/15/31	75,000	56,620
Workday, Inc., 3.80%, 4/1/32	25,000	21,441
		914,054
Telecommunications - 1.8%
AT&T, Inc.
2.55%, 12/1/33	175,000	128,563
4.90%, 8/15/37	50,000	43,567
4.85%, 3/1/39	85,000	71,887
3.50%, 6/1/41	100,000	69,422
3.65%, 6/1/51	25,000	16,102
T-Mobile USA, Inc.
3.50%, 4/15/25	82,000	79,130
3.88%, 4/15/30	167,000	148,044
5.20%, 1/15/33	150,000	141,621
Verizon Communications, Inc.
4.33%, 9/21/28	232,000	217,952
4.02%, 12/3/29	25,000	22,677
2.55%, 3/21/31	100,000	79,628
		1,018,593
Transportation - 0.4%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	70,371
CSX Corp., 4.10%, 11/15/32	75,000	67,470
FedEx Corp., 3.40%, 2/15/28	25,000	23,010
Union Pacific Corp., 2.80%, 2/14/32	100,000	82,527
		243,378
Total Corporate Bonds and Notes
(Cost - $27,414,857)		24,863,726
Agency Mortgage Backed Securities - 42.8%
Federal Home Loan Mortgage Corporation - 4.1%
Freddie Mac Pool
4.00%, 1/1/49	263,069	241,742
4.00%, 3/1/50	417,717	378,655
3.00%, 12/1/50	626,546	527,540
2.50%, 9/1/51	855,711	687,101
4.50%, 6/1/52	560,547	518,187
		2,353,225

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Federal National Mortgage Association - 23.4%
Fannie Mae Pool
4.50%, 6/1/31	$237,355	$224,724
4.00%, 8/1/45	732,643	669,847
4.00%, 1/1/46	421,390	380,957
4.50%, 7/1/48	323,135	301,940
5.00%, 11/1/48	235,182	229,119
2.00%, 11/1/50	967,245	738,766
2.50%, 11/1/50	992,171	799,601
2.50%, 3/1/51	76,152	61,471
2.50%, 9/1/51	95,102	76,271
2.50%, 10/1/51	378,359	305,560
2.50%, 11/1/51	223,005	180,063
2.50%, 11/1/51	172,907	139,355
2.50%, 2/1/52	776,948	616,657
2.50%, 2/1/52	211,778	168,273
5.00%, 11/1/52	971,547	917,139
5.50%, 11/1/52	940,593	918,170
6.00%, 12/1/52	926,049	927,522
Federal National Mortgage Association
2.00%, 1/1/52	2,892,548	2,221,258
3.00%, 10/1/53(e)	1,000,000	826,875
3.50%, 10/1/53(e)	1,000,000	860,156
5.50%, 10/1/53(e)	1,000,000	966,563
6.50%, 10/1/53(e)	1,000,000	1,004,844
		13,535,131
Government National Mortgage Association - 15.3%
Ginnie Mae
2.00%, 8/20/51	429,005	343,304
2.00%, 10/20/53(e)	1,000,000	789,375
2.50%, 10/20/53(e)	1,000,000	817,344
5.00%, 10/20/53(e)	1,000,000	947,656
6.50%, 10/20/53(e)	1,000,000	1,006,094
Ginnie Mae II Pool
3.50%, 4/20/47	182,309	162,609
3.50%, 12/20/47	225,343	200,894
4.50%, 2/20/48	117,742	110,570
4.50%, 5/20/48	117,506	110,503
4.50%, 8/20/48	149,385	140,479
5.00%, 8/20/48	30,651	29,520
4.50%, 9/20/48	522,722	491,548
5.00%, 10/20/48	179,900	173,993
5.00%, 11/20/48	111,077	107,435
5.00%, 12/20/48	58,330	56,417
5.00%, 1/20/49	170,492	164,087
4.00%, 2/20/49	153,078	140,465
4.50%, 3/20/49	5,045	4,744
5.00%, 3/20/49	82,348	78,366
4.00%, 5/20/49	137,010	125,309
	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
4.50%, 10/20/49	$121,092	$113,871
3.00%, 3/20/50	421,091	360,716
2.50%, 6/20/51	103,177	83,779
2.50%, 9/20/51	266,537	216,416
2.50%, 9/20/51	124,582	101,159
2.50%, 9/20/51	77,702	63,118
2.50%, 10/20/51	200,900	163,151
3.00%, 11/20/51	838,052	714,482
2.50%, 12/20/51	106,649	86,604
2.50%, 1/20/52	79,761	64,304
4.50%, 10/20/52	959,336	885,803
		8,854,115
Total Agency Mortgage Backed Securities
(Cost - $26,487,395)		24,742,471
Asset Backed and Commercial Backed Securities - 11.7%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (f)	150,000	110,641
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd., 6.76%, (SOFR + 1.45%), 1/15/37 (a),(b)	200,000	197,750
ASSURANT CLO LTD., 6.63%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	1,470,457	1,465,243
Bank 2023-BNK46, 5.75%, 8/15/56	150,000	148,399
Barclays Dryrock Issuance Trust, 4.72%, 2/15/29	300,000	296,251
Benchmark 2018-B1 Mortgage Trust, 2.75%, 1/15/51 (a)	100,000	61,717
BX Trust 2021-ARIA, 7.09%, (1 Month Term SOFR + 1.76%), 10/15/36 (a),(b)	150,000	144,530
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	200,000	197,832
Cathedral Lake VIII Ltd., 8.22%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	145,257
CBAM 2018-5 Ltd., 6.59%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	347,735	345,932
Connecticut Avenue Securities Trust, 6.97%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	33,235
Discover Card Execution Note Trust, 4.31%, 3/15/28	200,000	194,767
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	200,000	152,326

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
3.82%, 12/25/32(f)	$50,000	$44,762
5.99%, (SOFR + 0.68%), 2/25/33(b)	100,000	100,148
Freddie Mac STACR REMIC Trust 2021-DNA5, 6.96%, (SOFR + 1.65%), 1/25/34 (a),(b)	20,121	19,971
Freddie Mac STACR REMIC Trust 2022-DNA1, 6.32%, (SOFR + 1.00%), 1/25/42 (a),(b)	56,449	55,966
Freddie Mac STACR REMIC Trust 2022-DNA3, 7.32%, (SOFR + 2.00%), 4/25/42 (a),(b)	21,591	21,744
Halseypoint CLO 7 Ltd., 7.51%, (3 Month Term SOFR + 2.25%), 7/20/36 (a),(b)	250,000	252,173
Hyundai Auto Receivables Trust 2023-A, 5.19%, 12/15/25	200,000	199,204
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(f)	99,523	74,425
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	194,999
Morgan Stanley Capital I Trust 2020-L4, 2.70%, 2/15/53	500,000	409,260
Nissan Auto Receivables 2023-A Owner Trust, 5.34%, 2/17/26	100,000	99,595
PHEAA Student Loan Trust 2012-1, 5.98%, (SOFR + 0.66%), 5/25/57 (a),(b)	132,244	130,720
TICP CLO X Ltd., 6.59%, (3 Month Term SOFR + 1.26%), 4/20/31 (a),(b)	1,482,333	1,476,807
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(f)	6,106	5,229
World Omni Auto Receivables Trust 2023-B, 5.25%, 11/16/26	200,000	199,014
Total Asset Backed and Commercial Backed Securities
(Cost - $7,163,484)		6,777,897
U.S. Treasury Securities and Agency Bonds - 7.1%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	247,380
3.50%, 9/1/32	40,000	35,605
2.85%, 3/28/34	370,000	303,916
1.70%, 4/23/35	540,000	378,979
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	78,158
		Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
U.S. Treasury Bond
3.25%, 5/15/42		$560,000	$445,922
4.00%, 11/15/42		520,000	461,236
U.S. Treasury Note
4.63%, 9/30/28		500,000	500,430
2.63%, 2/15/29		1,270,000	1,149,052
4.63%, 9/30/30		510,000	510,319
Total U.S. Treasury Securities and Agency Bonds
(Cost - $4,413,636)			4,110,997
Municipal Bonds - 1.4%
California Statewide Communities Development Authority, 1.88%, 2/1/31		30,000	23,378
City of Tucson, 1.46%, 7/1/28		5,000	4,187
Metropolitan Transportation Authority
5.99%, 11/15/30(d)		25,000	25,574
5.18%, 11/15/49(d)		160,000	137,514
Municipal Improvement Corp. of Los Angeles, 2.07%, 11/1/30		95,000	75,724
New Jersey Turnpike Authority
1.48%, 1/1/28		5,000	4,329
7.10%, 1/1/41(d)		25,000	28,289
San Francisco Municipal Transportation Agency, 1.30%, 3/1/28		25,000	21,217
State of California, 7.60%, 11/1/40		175,000	206,674
State of Illinois, 5.10%, 6/1/33 (d)		265,000	251,562
Total Municipal Bonds
(Cost - $896,537)			778,448
Sovereign Debts - 0.9%
Chile Government International Bond, 4.95%, 1/5/36		200,000	183,489
Mexico Government International Bond, 3.25%, 4/16/30		290,000	246,672
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	10,447
Romanian Government International Bond
3.00%, 2/27/27(a)		30,000	27,238
2.12%, 7/16/31	EUR	30,000	23,504
2.00%, 1/28/32(a)	EUR	70,000	53,277
Total Sovereign Debts
(Cost - $652,739)			544,627

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value
Short-Term Investments - 5.1%
Money Market Funds - 5.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(g) (Cost - $2,954,294)	2,954,294	$2,954,294
Total Investments before Securities Sold Short - 112.0%
(Cost - $69,982,942)		$64,772,460
Other Assets Less Liabilities - Net (12.0)%		(6,923,682)
Total Net Assets - 100.0%		$57,848,778

	Shares/ Principal	Fair Value
Securities Sold Short - (7.5)%
Agency Mortgage Backed Securities - (7.5)%
Federal National Mortgage Association - (5.9)%
Federal National Mortgage Association
2.50%, 10/1/53(e)	(1,000,000)	(793,437)
2.50%, 11/1/53(e)	(1,000,000)	(794,531)
4.00%, 11/1/53(e)	(1,000,000)	(891,133)
5.00%, 11/1/53(e)	(1,000,000)	(943,711)
		(3,422,812)
Government National Mortgage Association - (1.6)%
Ginnie Mae, 4.50%, 10/20/53(e)	(1,000,000)	$(923,125)

Total Securities Sold Short (Proceeds - $(4,412,363))		$(4,345,937)

†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2023, these securities amounted to $7,348,540 or 12.7% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Step coupon.
(d)	Sinking bond security.
(e)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(f)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(g)	The rate shown is the annualized seven-day yield at period end.
CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
EUR	-	EURO
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
ICE 3 Month SONIA Future	Morgan Stanley	2	12/17/2024	$579,304	$946
U.S. 2 Year Note Future	Morgan Stanley	27	12/29/2023	5,473,195	(9,100)
U.S. 5 Year Note Future	Morgan Stanley	20	12/29/2023	2,107,188	(20,335)
U.S. Long Bond Future	Morgan Stanley	6	12/19/2023	682,688	(7,031)
U.S. Ultra Bond Future	Morgan Stanley	28	12/19/2023	3,323,250	(241,397)

					(276,917)
Short Futures Contracts
Euro-Bobl Future	Morgan Stanley	4	12/7/2023	490,201	1,302
U.S. 10 Year Note Future	Morgan Stanley	9	12/19/2023	972,562	355
U.S. 10 Year Ultra Future	Morgan Stanley	7	12/19/2023	780,937	23,057

					24,714
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(252,203)

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank	Call - IRS SWAPTION	Tokyo Overnight Average Rate	Receives 0.40%	01/05/24	23,000,000 JPY	$(210)	$(730)	$520
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(210)	$(730)	$520

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	SOFR-COMPOUND	5.310	04/21/25	150,000 USD	$2,122	$(38)	$2,160
Morgan Stanley	Quarterly	4.062	3 Month Stibor	12/22/25	19,300,000 SEK	2,369	2,168	201

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Interest Rate Swaps (continued)

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	Euro Short-Term Rate	3.880	12/22/25	1,760,000 EUR	$(2,279)	$(5,557)	$3,278
Morgan Stanley	Semi-Annually	5.020	Canadian Overnight Repo Rate Average	12/22/25	1,270,000 CAD	(20,228)	(16,998)	(3,230)
Morgan Stanley	Annually	5.187	Sterling Overnight Index Average	12/22/25	870,000 GBP	3,632	2,107	1,525
Morgan Stanley	Quarterly	3 Month Australian Bill	4.140	12/22/25	2,580,000 AUD	9,350	6,637	2,713
Morgan Stanley	Annually	0.500	Tokyo Overnight Average Rate	08/03/26	116,000,000 JPY	457	3,416	(2,959)
Morgan Stanley	Annually	3.880	Euro Short-Term Rate	04/24/28	1,270,000 EUR	(8,086)	4,754	(12,840)
Morgan Stanley	Quarterly	3 Month Euribor	3.952	04/24/28	1,270,000 EUR	8,044	(4,464)	12,508
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.500	08/03/28	242,740,000 JPY	11,702	3,274	8,428
Morgan Stanley	Annually	3.880	Euro Short-Term Rate	10/19/28	430,000 EUR	(2,498)	1,317	(3,815)
Morgan Stanley	Annually	5.187	Sterling Overnight Index Average	12/20/28	290,000 GBP	3,283	3,610	(327)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.500	12/20/28	291,000,000 JPY	11,603	6,617	4,986
Morgan Stanley	Annually	5.310	SOFR-COMPOUND	07/31/30	940,000 USD	(15,195)	962	(16,157)
Morgan Stanley	Annually	1.250	Tokyo Overnight Average Rate	08/02/33	49,780,000 JPY	(2,124)	1,188	(3,312)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.250	08/03/33	25,000,000 JPY	1,070	(244)	1,314
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.00	12/20/33	125,000,000 JPY	1,200	(4,660)	5,860
Morgan Stanley	Annually	1.715	Swiss Average Rate Overnight	12/20/33	220,000 CHF	(1,380)	(559)	(821)
Morgan Stanley	Semi-Annually	4.405	6 Month Australian Bill	12/20/33	150,000 AUD	(2,112)	436	(2,548)
Morgan Stanley	Semi-Annually	Canadian Overnight Repo Rate Average	5.020	12/20/33	90,000 CAD	4,723	3,422	1,301
Morgan Stanley	Annually	5.310	SOFR-COMPOUND	12/20/33	620,000 USD	(36,425)	(26,597)	(9,828)
Morgan Stanley	Semi-Annually	4.125	6 Month Euribor	12/20/33	60,000 EUR	(656)	42	(698)
Morgan Stanley	Quarterly	3 Month Stibor	4.062	12/20/33	2,000,000 SEK	2,831	427	2,404
Morgan Stanley	Quarterly	5.740	3 Month New Zealand Dollar Bank Bill Rate	12/20/33	200,000 NZD	(3,870)	(142)	(3,728)
Morgan Stanley	Annually	Sterling Overnight Index Average	5.187	12/20/33	20,000 GBP	131	(100)	231

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Interest Rate Swaps (continued)

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	5.030	12/20/33	980,000 NOK	$1,365	$572	$793
Morgan Stanley	Semi-Annually	4.125	6 Month Euribor	05/15/35	720,000 EUR	(13,109)	(6,064)	(7,045)
Morgan Stanley	Semi-Annually	4.125	6 Month Euribor	08/10/37	600,000 EUR	(29,986)	(20,432)	(9,554)
Morgan Stanley	Annually	1.500	Tokyo Overnight Average Rate	08/03/38	27,000,000 JPY	(2,692)	(1,045)	(1,647)
Morgan Stanley	Semi-Annually	6 Month Euribor	4.125	08/11/42	1,540,000 EUR	79,039	54,177	24,862
Morgan Stanley	Semi-Annually	4.125	6 Month Euribor	08/12/47	900,000 EUR	(35,008)	(23,080)	(11,928)
Morgan Stanley	Semi-Annually	6 Month Euribor	4.125	05/19/53	410,000 EUR	18,838	14,345	4,493
Morgan Stanley	Semi-Annually	6 Month Euribor	4.125	12/22/53	70,000 EUR	7,950	5,222	2,728
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS						$(5,939)	$4,713	$(10,652)

† Unless otherwise indicated, notional amount is shown in USD.

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CD The Boeing Company	Quarterly	Buy	1.00%	–	BBB-	06/20/24	$100,000	$495	$345	$150
Morgan Stanley	CD General Electric Company	Quarterly	Buy	1.00%	–	BBB	06/20/26	325,000	5,055	2,402	2,653
Morgan Stanley	CDX.NA.IG.40	Quarterly	Buy	1.00%	–	BBB	06/20/28	476,577	6,449	7,294	(845)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$11,999	$10,041	$1,958

*	Using S&P’s rating of the issuer or the underlying securities of the index.

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
12/06/23	Morgan Stanley	53,265	USD	49,729	EUR	$453

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

12/20/23	Morgan Stanley	247,560	CHF	280,326	USD	(7,157)
12/20/23	Morgan Stanley	31,782,238	JPY	219,345	USD	(3,390)
12/20/23	Morgan Stanley	88,683	USD	138,326	AUD	(854)
12/20/23	Morgan Stanley	128,184	USD	174,822	CAD	(1,297)
12/20/23	Morgan Stanley	127,191	USD	118,337	EUR	1,401
12/20/23	Morgan Stanley	115,973	USD	93,054	GBP	2,327
12/20/23	Morgan Stanley	87,321	USD	932,857	NOK	(548)
12/20/23	Morgan Stanley	88,695	USD	150,609	NZD	(1,800)
12/20/23	Morgan Stanley	93,878	USD	1,041,624	SEK	(2,415)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(13,280)

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar